AFL - CIO Housing Investment Trust Missoula Development Roundtable June 19, 2019 Harnessing Pension Capital for Real Estate Development and Union Job Creation

AFL - CIO Housing Investment Trust Features of the HIT: Competitive Returns ▪ A nearly $6.1 billion investment grade fixed - income portfolio • Open - end institutional commingled mutual fund registered under Investment Company Act of 1940 and primarily regulated by the U.S. Securities and Exchange Commission • Monthly unit valuation and income distribution – independent third party pricing provides integrity ▪ Record of consistent and competitive returns ▪ Gross returns exceeded benchmark for 25 of past 26 calendar years; net returns for 16 of those years. HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended March 31 , 2019 was 4 . 16% , 1 . 72% , 2 . 66% , and 3 . 43% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus .

AFL - CIO Housing Investment Trust Investment Objective and Strategy OBJECTIVE: Generate competitive risk - adjusted fixed - income returns versus the Bloomberg Barclays U.S. Aggregate Bond Index while financing housing, including affordable and workforce housing, and creating union construction jobs STRATEGY: ▪ Construct and manage a portfolio with superior credit quality, higher yield, and similar interest rate risk relative to the Barclays Aggregate. ▪ Overweight government/agency multifamily mortgage - backed securities (MBS), which tend to provide an income advantage compared to other securities with comparable credit and interest rate risk.

AFL - CIO Housing Investment Trust Cycle of Sustainable Investment Construction securities help provide competitive returns Union pension funds invest in HIT HIT finances development projects through guaranteed securities Union workers contribute to pension funds Construction projects generate good union jobs The HIT Investmen t Cycle 2 3 4 5 1

AFL - CIO Housing Investment Trust Features of the HIT: 35 Years of Impact Investing* ▪ HIT Invested $11.6 billion nationally (in current dollars) since inception in 1984 ▪ Financed 514 projects in 29 states ; $19.9 billion total development investment; $30.1 billion in total economic activity ▪ All construction utilizes 100% union labor Output Results (1984 - 2019) Total Number of Projects 514 Union Job Creation 169.2 Million Hours Total Housing Units 110,459 (66% affordable) Construction Job Wages $5.9 Billion (2018$) Total Jobs Created 180,871 Total Income Generated $11.8 Billion (2018$) Total Economic Impact $30.1 Billion (2018$) *Source: Pinnacle Economics, Inc., and HIT. Jobs and economic impacts provided are estimated calculated using IMPLAN, an input - output model, based on HIT and subsidiary Building America project data. Economic impacts are in 2018 dollars. The data is current as of March 31, 2019.

AFL - CIO Housing Investment Trust Competitive Returns and Collateral Benefits through Directly Sourced Multifamily Investments The HIT offers investors: ▪ Competitive Returns ▪ Low Credit Risk Investment ▪ Diversification ▪ Collateral Benefits: x Union Construction Jobs x Affordable Housing x Economic Impact

AFL - CIO Housing Investment Tr ust History of the HIT ▪ Opened doors in 1984 (successor to the Mortgage Investment Trust, started in 1965). ▪ Created by concept of George Meany, based on his discussions with Dr. Martin Luther King, Jr. ▪ 100 percent union labor requirement for all of its multifamily housing investments. Albert Shanker , president of the United Federation of Teachers from 1964 to 1985 and president of the American Federation of Teachers (AFT) from 1974 to 1997, pictured with George Meany. Photo Credit: Walter P. Reuther Library - Wayne State University Signing of the Housing Bill of 1965. Photo Credit: George Meany Memorial Archives

AFL - CIO Housing Investment Trust Investments in the Western Region Since Inception (1984 - 2018)* California Other Western Region TOTAL Western Region # of Projects 27 8 35 HIT Investment ($) $439.9 million $92.4 million $532.3 million Total Development Cost ($) $759.9 million $183.2 million $943.1 million Union Construction Hours 10.1 million 1.7 million 11.8 million Housing Units 4,063 937 5,000 Total Economic Impact $1.7 billion $328.3 million $2.0 billion *Source: Pinnacle Economics, Inc., and HIT. Jobs and economic impacts provided are estimated calculated using IMPLAN, an input - output model, based on HIT and subsidiary Building America project data. Economic impacts are in 2018 dollars. The data is current as of March 31, 2019.

AFL - CIO Housing Investment Trust HIT Investments: New Construction The Civic – San Francisco, CA HIT Commitment $58,084,400 Total Development Cost $82,847,000 Total Housing Units 162 Estimated Union Job Hours 906,900 Potrero Launch – San Francisco, CA HIT Commitment $2,585,000 Total Development Cost $80,400,000 Total Housing Units 196 Estimated Union Job Hours 1,156,800 333 Harrison – San Francisco, CA HIT Commitment $70,001,400 Total Development Cost $105,000,000 Total Housing Units 326 Estimated Union Job Hours 1,464,500 Source: Pinnacle Economics , Inc., and HIT. Jobs figures provided are estimated calculated using IMPLAN, an input - output model, based on HIT project data. The data is current as of March 31, 2019.

AFL - CIO Housing Investment Trust HIT Investments: Substantial Rehabilitation Casa del Pueblo – San Jose, CA HIT Commitment $24,982,000 Total Development Cost $62,613,000 Total Housing Units 165 Estimated Union Job Hours 513,200 Westmoreland’s Union Manor – Portland, OR HIT Commitment $25,927,400 Total Development Cost $59,954,000 Total Housing Units 300 Estimated Union Job Hours 588,700 Ya Po Ah Terrace – Eugene, OR HIT Commitment $15,284,300 Total Development Cost $61,405,000 Total Housing Units 221 Estimated Union Job Hours 314,250 Source: Pinnacle Economics , Inc., and HIT. Jobs figures are estimated calculated using IMPLAN, an input - output model, based on HIT project data. The data is current as of March 31, 2019.

AFL - CIO Housing Investment Trust State Projects Units Union Sponsor Iowa 3 366 Garnett Corp., Teamsters Local 238, South Central Iowa AFL - CIO Illinois 8 1,123 Steelworkers District 31, ACTWU, Illinois Laborers Kansas 2 102 UAW Local 31, Kentucky State AFL - CIO Minnesota 3 186 Albert Lea Trades & Labor Assembly, Teamsters Local 32 Missouri 1 24 Teamsters Source: AFL - CIO Survey of Union - Sponsored Housing, February 1991, by Frank Parente Union - Sponsored Affordable Housing in the Midwest

Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . A prospectus containing more complete information may be obtained by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 or by viewing the HIT’s website at www . aflcio - hit . com . The prospectus should be read carefully before investing . AFL - CIO Housing Investment Trust

AFL - CIO Housing Investment Trust

AFL - CIO Housing Investment Trust Features of Building America CDE ▪ Building America, a national CDE, has received $ 185 million in NMTC awards to date . ▪ As of March 2019 , Building America CDE has closed $ 133 . 5 million of its own allocation and $ 340 . 9 million of additionally sourced co - allocation to support $ 932 million in total project costs in 17 projects, which include mixed - use projects, community facilities, and industrial facilities .

Investing in Ourselves: Harnessing Pension Capital for Rel Estate Development and Union Job Creation AFL - CIO Housing Investment Trust Building America CDE Stout Street Health Center & Renaissance Lofts New Market Tax Credits $8,500,000 Total Development Cost $ 35,300,000 Total Square Feet / Units 50,000 / 78 Estimated Union Job Hours 422,300 ▪ The Stout Street Health Center provides acute and primary medical, mental health, and oral health care to Denver’s downtown homeless population. It was established in 1985 by the Colorado Coalition for the Homeless (CCH) as the city’s first healthcare facility dedicated to serving the homeless. ▪ Building America is helping CCH to expand access to these critical medical services by providing an $8.5 million allocation o f New Markets Tax Credits for construction of a 50,000 - squarefoot replacement facility to be built across the street from the present clinic. Source: Pinnacle Economics, Inc., and HIT. Job figures provided are estimated and calculated using IMPLAN, an input - output model, based on Building America project data. The data is current as of March 31, 2019.